Stock-based Compensation (Time-Lapse Restricted Stock Units, EPS Performance Restricted Stock Units And Strategic Performance Restricted Stock Units And TSR Performance Restricted Stock Units) (Details) - $ / shares shares in Thousands
	12 Months Ended
	Aug. 02, 2015	Aug. 03, 2014	Jul. 28, 2013	Jul. 29, 2012
Time Lapse, EPS Performance And Strategic Performance Restricted Stock Units [Member]
Stock-based Compensation
Nonvested at beginning of period, Units	2,994
Granted, Units	1,183
Vested, Units	(1,303)
Forfeited, Units	(464)
Nonvested at end of period, Units	2,410	2,994
Nonvested at beginning of period, Weighted-Average Grant-Date Fair Value	$ 37.69
Granted, Weighted-Average Grant-Date Fair Value	43.00	$ 39.97	$ 35.44
Vested, Weighted-Average Grant-Date Fair Value	35.89
Forfeited, Weighted Average Grant Date Fair Value	37.00
Nonvested at end of period, Weighted-Average Grant-Date Fair Value	$ 41.40	$ 37.69
TSR Performance Restricted Stock/Units [Member]
Stock-based Compensation
Nonvested at beginning of period, Units	861
Granted, Units	874			0
Vested, Units	0
Forfeited, Units	(156)
Nonvested at end of period, Units	1,579	861
Nonvested at beginning of period, Weighted-Average Grant-Date Fair Value	$ 38.15
Granted, Weighted-Average Grant-Date Fair Value	43.39	$ 36.26	$ 39.76
Vested, Weighted-Average Grant-Date Fair Value	0
Forfeited, Weighted Average Grant Date Fair Value	41.23
Nonvested at end of period, Weighted-Average Grant-Date Fair Value	$ 40.75	$ 38.15